LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Long-Term Prepayments, Deposits and Other Assets
Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2019	2018
Entertainment production costs	$76,795	$76,379
Less: accumulated amortization	(72,230)	(65,027)

Entertainment production costs, net	4,565	11,352
Other long-term prepayments and other assets	53,585	30,504
Deferred rent assets	37,835	46,864
Advance payments for construction costs	32,911	—
Other deposits	16,709	14,976
Deposits for acquisition of property and equipment	13,642	51,580
Input value-added tax, net	12,469	20,097
Deferred financing costs, net	885	11,330
Long-term receivables, net	3,877	5

Long-term prepayments, deposits and other assets	$176,478	$186,708